Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt - Tabular disclosure (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 37,237	€ 37,076
Derivatives liabilities current and non-current	648	436
Derivative assets current and non-current	(922)	(573)
Other comprehensive income components related to unmatured hedging instruments	(28)	(542)
Gross financial debt after derivatives	36,935	36,397
Assets included in the calculation of net financial debt	(10,514)	(10,931)
Net financial debt	26,420	25,466
Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(147)	(123)
Investments at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(4,337)	(4,696)
IFRS Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(3,247)	(3,651)
IFRS Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,784)	(2,462)
TDIRA [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	641	822
Bonds, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,807	30,893
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,467	4,013
Debt relating to financed assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	216	125
Cash collateral received [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	417	261
NEU commercial papers [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	391	158
IFRS Bank Overdrafts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	182	203
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 118	€ 602